Business Segments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Business Segments

NOTE 24	Business Segments
Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. These operating segments are components of the Company about which financial information is prepared and is evaluated regularly by management in deciding how to allocate resources and assess performance. The Company has five reportable operating segments:
Corporate and Commercial Banking
Corporate and Commercial Banking offers lending, equipment finance and small-
ticket leasing, depository services, treasury management, capital markets services, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution, non-profit
and public sector clients.
Consumer and Business Banking
Consumer and Business Banking comprises consumer banking, small business banking and consumer lending. Products and services are delivered through banking offices, telephone servicing and sales, on-line
services, direct mail, ATM processing, mobile devices, distributed mortgage loan officers, and intermediary relationships including auto dealerships, mortgage banks, and strategic business partners.
Wealth Management and Investment Services
Wealth Management and Investment Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through four businesses: Wealth Management, Global Corporate Trust & Custody, U.S. Bancorp Asset Management and Fund Services.
Payment Services
Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services and merchant processing.
Treasury and Corporate Support
Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged
projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation
Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset/liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment
assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt
products. The residual effect on net interest income of asset/
liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements. Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off.
Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities, including merger and integration charges, are reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2022, certain organization and methodology changes were made and, accordingly, 2021 results were restated and presented on a comparable basis. MUB related business activities were integrated into the applicable line of business results effective with the close of the acquisition by the Company.
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2022		2021		2022	2021	2022		2021
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$3,468		$2,853		$6,904	$6,085	$1,624		$1,002
Noninterest income	1,008		1,039		1,556	2,496	2,553		2,222
Total net revenue	4,476		3,892		8,460	8,581	4,177		3,224
Nointerest expense	1,872		1,741		5,824	5,575	2,417		2,094
Income (loss) before provision and income taxes	2,604		2,151		2,636	3,006	1,760		1,130
Provision for credit losses	149		65		228	(136)	9		7
Income (loss) before income taxes	2,455		2,086		2,408	3,142	1,751		1,123
Income taxes and taxable-equivalent adjustment	614		522		602	785	438		281
Net income (loss)	1,841		1,564		1,806	2,357	1,313		842
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–		–
Net income (loss) attributable to U.S. Bancorp	$1,841		$1,564		$1,806	$2,357	$1,313		$842

Average Balance Sheet
Loans	$127,916		$103,404		$145,079	$140,890	$22,410		$18,095
Other earning assets	4,532		4,537		3,117	8,093	273		242
Goodwill	1,915		1,715		3,249	3,429	1,720		1,628
Other intangible assets	57		5		3,785	2,761	308		84
Assets	143,370		115,423		160,713	161,385	26,036		21,303
Noninterest-bearing deposits	57,451		61,991		32,256	33,063	24,721		24,663
Interest-bearing deposits	97,169		71,711		167,938	157,592	73,461		76,000
Total deposits	154,620		133,702		200,194	190,655	98,182		100,663
Total U.S. Bancorp shareholders’ equity	14,403		13,906		12,550	12,319	3,675		3,154

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2022		2021		2022	2021	2022		2021
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,498		$2,457		$352	$203	$14,846		$12,600
Noninterest income	3,799	(a)	3,550	(a)	540	920	9,456	(b)	10,227 (b)
Total net revenue	6,297		6,007		892	1,123	24,302		22,827
Noninterest expense	3,551		3,386		1,242	932	14,906		13,728
Income (loss) before provision and income taxes	2,746		2,621		(350)	191	9,396		9,099
Provision for credit losses	980		349		611	(1,458)	1,977		(1,173)
Income (loss) before income taxes	1,766		2,272		(961)	1,649	7,419		10,272
Income taxes and taxable-equivalent adjustment	442		568		(515)	131	1,581		2,287
Net income (loss)	1,324		1,704		(446)	1,518	5,838		7,985
Net (income) loss attributable to noncontrolling interests	–		–		(13)	(22)	(13)		(22)
Net income (loss) attributable to U.S. Bancorp	$1,324		$1,704		$(459)	$1,496	$5,825		$7,963

Average Balance Sheet
Loans	$34,627		$30,856		$3,541	$3,720	$333,573		$296,965
Other earning assets	634		93		203,214	196,211	211,770		209,176
Goodwill	3,305		3,184		–	–	10,189		9,956
Other intangible assets	423		507		4	–	4,577		3,357
Assets	41,109		36,549		220,921	221,872	592,149		556,532
Noninterest-bearing deposits	3,410		4,861		2,556	2,626	120,394		127,204
Interest-bearing deposits	162		145		3,260	1,629	341,990		307,077
Total deposits	3,572		5,006		5,816	4,255	462,384		434,281
Total U.S. Bancorp shareholders’ equity	8,235		7,642		11,553	16,789	50,416		53,810

(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.9 billion and $2.5 billion for 2022 and 2021, respectively.
(b)	Includes revenue generated from certain contracts with customers of $8.0 billion and $ 7.5 billion for 2022 and 2021, respectively.